Financial Risk Management - Summary of Expected Credit Losses Reflect Forward-Looking Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	₩ 15,486,942	₩ 13,766,638
Less than 6 months [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	5.43%	5.57%
7-12 months [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	21.72%	25.84%
More than 1 years [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	54.55%	67.16%
Carrying amounts [member]
Disclosure of provision matrix [line items]
Financial assets	₩ 3,770,489	₩ 3,700,050
Carrying amounts [member] | Less than 6 months [member]
Disclosure of provision matrix [line items]
Financial assets	3,466,588	3,443,163
Carrying amounts [member] | 7-12 months [member]
Disclosure of provision matrix [line items]
Financial assets	68,772	49,491
Carrying amounts [member] | More than 1 years [member]
Disclosure of provision matrix [line items]
Financial assets	235,129	207,396
Provision for impairment [member]
Disclosure of provision matrix [line items]
Financial assets	(331,290)	(343,738)
Provision for impairment [member] | Less than 6 months [member]
Disclosure of provision matrix [line items]
Financial assets	(188,086)	(191,668)
Provision for impairment [member] | 7-12 months [member]
Disclosure of provision matrix [line items]
Financial assets	(14,940)	(12,789)
Provision for impairment [member] | More than 1 years [member]
Disclosure of provision matrix [line items]
Financial assets	₩ (128,264)	₩ (139,281)